SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
Schedule of segment information

Summarized information by segments for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31, 2020
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	115,959	107,052	223,011	34,178
Cost of sales	(52,725)	(157,203)	(209,928)	(32,173)
Gross profit (loss)	63,234	(50,151)	13,083	2,005

	For the year ended December 31, 2019
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	121,537	76,826	198,363
Cost of sales	(77,131)	(137,062)	(214,193)
Gross profit (loss)	44,406	(60,236)	(15,830)

	For the year ended December 31, 2018
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	138,070	52,828	190,898
Cost of sales	(79,266)	(91,870)	(171,136)
Gross profit (loss)	58,804	(39,042)	19,762

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Segment assets
Network	1,030,782	1,725,936	264,512
Hospital	3,266,663	3,608,602	553,042
Total segment assets	4,297,445	5,334,538	817,554

Schedule of net revenue by country based upon the sales location that predominately represents the customer location

Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Revenues from PRC	149,548	164,167	199,370	30,555
Revenues from Singapore	41,350	34,196	23,641	3,623
Total revenues	190,898	198,363	223,011	34,178

Schedule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country

Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
PRC	2,890,858	3,474,849	532,544
Singapore	280,970	—	—
Total long-lived assets	3,171,828	3,474,849	532,544